SHARE-BASED PAYMENTS (Details Narrative)						2 Months Ended	3 Months Ended	11 Months Ended
	Sep. 27, 2021 shares	Jul. 14, 2021 CAD ($) shares	Jun. 28, 2021 shares	May 24, 2021 shares	Apr. 26, 2021 shares	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jul. 14, 2021 USD ($)	Jul. 14, 2021 $ / shares	Jan. 21, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum percentage of issued and outstanding shares							10.00%	10.00%
Share price | (per share)										$ 3.50	$ 0.05
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued		1,001,242
Share price | $ / shares										$ 3.50
Proceeds from issuance of warrants | $		$ 3,504,346
Units description		Each Unit consists of one Common Share and one half of one Warrant
Warrants outstanding | $									$ 500,620
Warrants call or exercise features		Each Warrant entitles the holder to acquire one Common Share upon payment of the exercise price prior to the expiration time
Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options vested							195,833	195,833
Options granted								515,000
Options forfeited								26,667
Options expired								13,333
Non-Employee [Member] | Selling, General and Administrative Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense | $						$ 0	$ 80,706	$ 355,334
Time Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting description							Time Options generally vest based on three years of continuous service and have five-year contractual terms	Time Options generally vest based on three years of continuous service and have five-year contractual terms
Options vested							195,833	195,833
Options granted							0	0
Options forfeited								26,667
Options expired								13,333
Time Options [Member] | Eleven Employees Advisory Board Members and Members of Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued					395,000
Time Options [Member] | Advisory Board [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued			10,000	10,000
Time Options [Member] | Six Employees and Members of Management [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	100,000
Time Options [Member] | Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense | $							$ 420,301	$ 496,786